Note 9 - Share based Compensation - Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, average intrinsic value	$ 1,158
Forfeited, number of options (in shares)	0	(335,900)	0
The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of options (in shares)	149,700	465,900	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 23.61	$ 27.91	$ 29
Outstanding, weighted average remaining contractual term (Year)	9 years 138 days	8 years 251 days	9 years 43 days	9 years 357 days
Outstanding, average intrinsic value				$ 27
Granted, number of options (in shares)	1,791,943	19,700	130,000
Granted, weighted average exercise price (in dollars per share)	$ 13.32	$ 13.96	$ 25.08
Granted, weighted average grant date fair value (in dollars per share)	$ 8.21	$ 8.63	$ 14.49
Forfeited, number of options (in shares)	(2,594)		(7,100)
Forfeited, weighted average exercise price (in dollars per share)	$ 13,830		$ 29
Forfeited, weighted average grant date fair value (in dollars per share)	$ 8.64		$ 19.91
Canceled, number of options (in shares)		(335,900)
Canceled, weighted average exercise price (in dollars per share)		$ 29,000
Canceled, weighted average grant date fair value (in dollars per share)		$ 19.91
Outstanding, number of options (in shares)	1,939,049	149,700	465,900	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 14.12	$ 23.61	$ 27.91	$ 29
Exercisable, number of options (in shares)	631,950
Exercisable, weighted average exercise price (in dollars per share)	$ 16.54
Exercisable, weighted average remaining contractual term (Year)	9 years 25 days
Exercisable, intrinsic value	$ 201
Vested and expected to vest, number of options (in shares)	1,842,891
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 14.02
Vested and expected to vest, weighted average remaining contractual term (Year)	9 years 138 days
Vested and expected to vest, average intrinsic value	$ 1,142